Commitments and contingencies - Contingent commitments (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Guarantees and other contingent commitments
Assets pledged		€ 5
Subsidiaries [member] | Contingent liabilities
Guarantees and other contingent commitments
Guarantees issued by financial institutions	€ 1,570	1,678
Other guarantees	505	487
Associates
Guarantees and other contingent commitments
Financing commitments	20	20
Associates | Financing commitments
Guarantees and other contingent commitments
Financing commitments	20	20
Other companies | Contingent liabilities
Guarantees and other contingent commitments
Other guarantees	25	27
Customers | Contingent liabilities
Guarantees and other contingent commitments
Guarantees issued by Nokia	1,041	1,114
Customers | Financing commitments
Guarantees and other contingent commitments
Financing commitments	313	495
Private Venture Funds | Financing commitments
Guarantees and other contingent commitments
Financing commitments	€ 314	€ 396